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January 30, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Tax-Exempt Income Series, Inc.
        RiverSource Tax-Exempt High Income Fund
     Post-Effective Amendment No. 49
     File Nos. 2-63552/811-2901
     Accession Number: 0000950137-08-001005

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 49 (Amendment). This Amendment was filed electronically on January 28, 2008.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.